Financial instruments - Summary of remaining contractual maturities for borrowings and derivative financial instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Lease liabilities	£ (103)	£ (141)
Lease liabilities, contractual cash flow	(131)	(174)
Borrowings	(6,544)	(6,497)
Derivative financial liabilities	(185)	(147)
Derivative financial assets	74	81
Borrowings and derivative financial (liabilities) assets	(6,655)	(6,563)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(7,675)	(7,517)
Fixed rate
Disclosure of detailed information about financial instruments
Borrowings	(5,679)	(6,136)
Borrowings, contractual cash flow	(6,684)	(7,067)
Floating rate
Disclosure of detailed information about financial instruments
Borrowings	(762)	(220)
Borrowings, contractual cash flow	(762)	(220)
Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(23)	(16)
Derivative financial liabilities, contractual cash flows	(21)	(13)
Derivative financial liabilities, contractual inflows	1,881	730
Derivative financial liabilities, contractual outflows	(1,902)	(743)
Derivative financial assets	53	62
Derivative financial assets, contractual cash flows	70	77
Derivative financial assets, contractual inflows	1,192	1,742
Derivative financial assets, contractual outflows	(1,122)	(1,665)
Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(119)	(104)
Derivative financial liabilities, contractual cash flows	(135)	(119)
Derivative financial assets	21	19
Derivative financial assets, contractual cash flows	36	38
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(43)	(27)
Derivative financial liabilities, contractual cash flows	(550)	(573)
Derivative financial assets, contractual cash flows	502	534
Within 1 year
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(43)	(66)
Borrowings	(1,412)	(1,313)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(1,614)	(1,495)
Within 1 year | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(763)	(1,174)
Within 1 year | Floating rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(762)	(220)
Within 1 year | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(15)	(11)
Derivative financial liabilities, contractual inflows	1,560	621
Derivative financial liabilities, contractual outflows	(1,575)	(632)
Derivative financial assets, contractual cash flows	39	38
Derivative financial assets, contractual inflows	827	1,149
Derivative financial assets, contractual outflows	(788)	(1,111)
Within 1 year | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(25)	(35)
Derivative financial assets, contractual cash flows	3
Within 1 year | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(550)	(34)
Derivative financial assets, contractual cash flows	502	7
Within 1 to 2 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(28)	(45)
Borrowings	(632)	(639)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(782)	(809)
Within 1 to 2 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(756)	(762)
Within 1 to 2 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(4)	(2)
Derivative financial liabilities, contractual inflows	180	92
Derivative financial liabilities, contractual outflows	(184)	(94)
Derivative financial assets, contractual cash flows	23	25
Derivative financial assets, contractual inflows	274	364
Derivative financial assets, contractual outflows	(251)	(339)
Within 1 to 2 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(22)	(17)
Derivative financial assets, contractual cash flows	5	4
Within 1 to 2 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows		(539)
Derivative financial assets, contractual cash flows		527
Within 2 to 3 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(19)	(17)
Borrowings	(424)	(665)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(571)	(775)
Within 2 to 3 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(541)	(764)
Within 2 to 3 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(2)
Derivative financial liabilities, contractual inflows	124	14
Derivative financial liabilities, contractual outflows	(126)	(14)
Derivative financial assets, contractual cash flows	8	13
Derivative financial assets, contractual inflows	85	199
Derivative financial assets, contractual outflows	(77)	(186)
Within 2 to 3 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(22)	(13)
Derivative financial assets, contractual cash flows	5	6
Within 3 to 4 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(10)	(12)
Borrowings	(670)	(449)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(811)	(557)
Within 3 to 4 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(783)	(538)
Within 3 to 4 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual inflows	17	3
Derivative financial liabilities, contractual outflows	(17)	(3)
Derivative financial assets, contractual cash flows		1
Derivative financial assets, contractual inflows	6	30
Derivative financial assets, contractual outflows	(6)	(29)
Within 3 to 4 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(22)	(13)
Derivative financial assets, contractual cash flows	4	5
Within 4 to 5 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(4)	(6)
Borrowings	(762)	(698)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(885)	(808)
Within 4 to 5 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(862)	(792)
Within 4 to 5 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(22)	(14)
Derivative financial assets, contractual cash flows	3	4
After 5 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(27)	(28)
Borrowings	(2,644)	(2,733)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(3,012)	(3,073)
After 5 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(2,979)	(3,037)
After 5 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(22)	(27)
Derivative financial assets, contractual cash flows	£ 16	£ 19